Income Tax	12 Months Ended
Dec. 31, 2017
Income Tax [Abstract]
INCOME TAX

NOTE 15 – INCOME TAX

The Company files its income tax report in the state of Israel and is subject to taxation laws applicable in Israel.

A.	On January 4, 2016, the Israeli parliament passed the Law for Amendment of the Income Tax Ordinance No. 216, which, among other things reduced the standard Israeli corporate income tax rate from 26.5% to 25% effective as of January 2016.

In December 2016, the Israeli parliament passed the Economic Efficiency Law (Legislative Amendments to Achieve Budget Targets for the 2017 and 2018 Budget), which set a further reduction of corporate tax from 25% to 23%. The provisions of the law included a Temporary Order stipulate that the corporate tax rate in 2017 will be 24%. As a result, the corporate tax rate that will apply in 2017 will be 24% and the corporate tax rate that will take effect from 2018 onwards will be 23%

B.	The Company has final (considered final) tax assessments through the 2012 tax year.

C.	As of December 31, 2017, the Company has carry forward losses for Israeli income tax purposes of approximately $3.3 million which can be offset against future taxable income for an indefinite period of time.

D.	The Company is still in its development stage and has not yet generated revenues, therefore, it is more likely than not that sufficient taxable income will not be available for the tax losses to be utilized in the future. Therefore, a valuation allowance was recorded to reduce the deferred tax assets to its recoverable amounts.

	As of December, 31
Composition of deferred tax assets:	2017	2016	2015
Net loss carry-forward	$814,000	$531,522	$446,684
Valuation allowance	(814,000)	(531,522)	(446,684)
	-	-	-

E.	For the years ended December 31, 2017 and 2016, the following table reconciles the statutory income tax rate to the effective income tax rate:

	Year Ended December 31,
	2017	2016	2015

Tax rate	24%	25%	26.5%

Tax expense (benefit) at statutory rate	$(642,090)	$(163,365)	$(216,913)
Tax rate differential	28,057	(55,376)	-
Decrease in taxes from permanent differences in stock-based compensation	27,301	52,545	58,098
Decrease in taxes from permanent difference in warrants liabilities	304,254	29,394	9,325
Loss carryforwards-change in valuation allowance	282,478	136,802	149,490
Income tax expense (benefit)	$-	$-	$-